Segmental analyses	12 Months Ended
Dec. 31, 2017
Reportable Segments [Abstract]
Segmental analyses

2 Segmental analyses (revised)

As the chief operating decision maker, the Management Board reviews external revenues and adjusted profit from operations to evaluate segment performance and allocate resources to the overall business. The results of Next Generation Products as a separate segment are currently not material to the Group and therefore it is not considered a reportable segment that requires separate disclosure under the requirements of IFRS 8 Operating segments. Interest income, interest expense and taxation are centrally managed and accordingly such items are not presented by segment as they are excluded from the measure of segment profitability.

Due to the acquisition of RAI, the Group revised its organisational structure. RAI is reported as a separate region (United States). The markets which previously comprised EEMEA merged with the Americas, Western Europe and Asia-Pacific to form three new regions. The markets in the Middle East merged with Asia-Pacific to form the Asia-Pacific and Middle East region (APME). The markets in East and Central Africa, West Africa and Southern Africa merged with the Americas region to form the Americas and Sub-Saharan Africa region (AmSSA). The markets in Russia, Ukraine, Caucasus, Central Asia, Belarus, Turkey and North Africa merged with the Western Europe region to form the Europe and North Africa region (ENA).  The segment disclosed below have been revised on this new basis.

With effect from 1 January 2018, the Group has adopted IFRS 15 (Revenue from Contracts with Customers). The Group has fully restated (“revised”) prior periods, as explained in note 1.1.

The four geographic regions are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the Management Board for assessing performance and allocating resources. The Management Board reviews current and prior year segmental revenue, adjusted profit from operations of subsidiaries and joint operations, and adjusted post-tax results of associates and joint ventures at constant rates of exchange. The constant rate comparison provided for reporting segment information is based on a retranslation, at prior year exchange rates, of the current year results of the Group, including intercompany royalties payable in foreign currency to UK entities. However, the Group does not adjust for the normal transactional gains and losses in operations which are generated by movements in exchange rates.

In respect of the United States region, all financial statements and financial information provided by or with respect to the US business or RAI (and/or the RAI Group) are prepared on the basis of U.S. GAAP and constitute the primary financial statements or financial information of the US business or RAI (and/or the RAI Group). Solely, for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to International Financial Reporting Standards as issued by the IASB and adopted by the European Union (IFRS). To the extent any such financial information provided in these financial statements relate to the US business or RAI (and/or the RAI Group) it is provided as an explanation of the US business' or RAI’s (and/or the RAI Group’s) primary U.S. GAAP based financial statements and information.

The following table shows 2017 revenue and adjusted revenue at current rates, and 2017 adjusted revenue translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange.

					2017	2016

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Revenue £m

United States	3,958	202	4,160	–	4,160	–

APME	4,776	197	4,973	–	4,973	4,769

AMSSA	4,365	- 42	4,323	–	4,323	4,038

ENA	5,507	343	5,850	258	6,108	5,323

Revenue	18,606	700	19,306	258	19,564	14,130

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short term arrangements and then passed on to customers.  This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2016 revenue at current rates, and 2016 revenue translated using 2015 rates of exchange. The 2015 figures are stated at the 2015 rates of exchange.

	2016			2015

	Revenue Constant rates £m	Translation exchange £m	Revenue Current rates £m	Revenue £m

APME	4,230	539	4,769	4,259

AMSSA	4,237	- 199	4,038	3,929

ENA	4,976	347	5,323	4,348

Revenue	13,443	687	14,130	12,536

2 Segmental analyses (revised) continued

The following table shows 2017 profit from operations and adjusted profit from operations at current rates, and as translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates.

	2017					2016

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	1,827	101	1,928	(763)	1,165	0	0	0

APME	1,962	87	2,049	(147)	1,902	1,972	(198)	1,774

AMSSA	1,799	(17)	1,782	(134)	1,648	1,684	(262)	1,422

ENA	2,017	153	2,170	(473)	1,697	1,824	(345)	1,479

	7,605	324	7,929	(1,517)	6,412	5,480	(805)	4,675

Fox River**				0	0		(20)	(20)

Profit from operations	7,605	324	7,929	(1,517)	6,412	5,480	(825)	4,655

Net finance costs	(833)	(56)	(889)	(205)	(1,094)	(529)	(108)	(637)

United States	593	31	624	23,195	23,819	991	889	1,880

APME	354	30	384	29	413	333	11	344

ENA	4	0	4	(27)	(23)	3	0	3

Share of post-tax results of associates and joint ventures	951	61	1,012	23,197	24,209	1,327	900	2,227

Profit/(loss) before taxation	7,723	329	8,052	21,475	29,527	6,278	(33)	6,245

Taxation (charge)/credit on ordinary activities	(2,017)	(74)	(2,091)	10,220	8,129			(1,406)

Profit for the year					37,656			4,839

*

The adjustments to profit from operations, net finance (costs) / income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(i), note 4(b), note 5(a) and note 6(d) to (e) respectively.

**

The Fox River charge in 2016 (see note 3(g) and note 28) has not been allocated to any segment as it neither relates to current operations nor the tobacco business. It is presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

2 Segmental analyses (revised) continued

The following table shows 2016 profit from operations and adjusted profit from operations at current rates, and as translated using 2015 rates of exchange. The 2015 figures are stated at the 2015 rates of exchange.

	2016					2015

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

APME	1,796	176	1,972	(198)	1,774	1,785	(77)	1,708

AMSSA	1,730	(46)	1,684	(262)	1,422	1,759	(204)	1,555

ENA	1,671	153	1,824	(345)	1,479	1,448	(151)	1,297

	5,197	283	5,480	(805)	4,675	4,992	(432)	4,560

Fox River**				(20)	(20)		–	–

Flintkote**				–	–		(3)	(3)

Profit from operations	5,197	283	5,480	(825)	4,655	4,992	(435)	4,557

Net finance (costs) / income	(494)	(35)	(529)	(108)	(637)	(427)	489	62

United States	877	114	991	889	1,880	652	277	929

APME	309	24	333	11	344	287	16	303

AMSSA	–	–	–	–	–	4	–	4

ENA	4	(1)	3	–	3	–	–	–

Share of post-tax results of associates and joint ventures	1,190	137	1,327	900	2,227	943	293	1,236

Profit/(loss) before taxation	5,893	385	6,278	(33)	6,245	5,508	347	5,855

Taxation on ordinary activities					(1,406)			(1,333)

Profit for the year					4,839			4,522

*

The adjustments to profit from operations, net finance (costs) / income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(i), note 4(b), note 5(a) and note 6(d) to (e) respectively.

**

The Fox River charge in 2016 and 2015 (see note 3(g) and note 28) and the Flintkote charge in 2015 (see note 3(i) and note 28) have not been allocated to any segment as they neither relate to current operations nor the tobacco business. They are presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

2 Segmental analyses (revised) continued

Adjusted profit from operations at constant rates of £7,605 million (2016: £5,197 million; 2015: £5,620 million) excludes certain depreciation, amortisation and impairment charges as explained in notes 3(e) and 3(f). These are excluded from segmental profit from operations at constant rates as follows:

	2017					2016

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	57	2	59	116	175

APME	109	2	111	24	135	114	52	166

AMSSA	99	3	102	32	134	121	48	169

ENA	153	9	162	296	458	160	112	272

	418	16	434	468	902	395	212	607

	2016					2015

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

APME	106	8	114	52	166	104	34	138

AMSSA	119	2	121	48	169	119	12	131

ENA	150	10	160	112	272	114	45	159

	375	20	395	212	607	337	91	428

2 Segmental analyses (revised) continued

External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m

External revenue	203	266	180	19,361	13,864	12,356	19,564	14,130	12,536

	United Kingdom		All foreign countries		Group

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Intangible assets	514	551	117,271	11,566	117,785	12,117

Property, plant and equipment	406	371	4,476	3,290	4,882	3,661

Investments in associates and joint ventures	–	–	1,577	9,507	1,577	9,507

In 2017, the consolidated results of RAI companies operating in the United States met the criteria for separate disclosure under the requirements of IFRS 8 Operating Segments.  Revenue (since the date of acquisition) and non-current assets for the operations in the United States in 2017 amounted to £4,160 million and £107,139 million, respectively.

The main acquisitions comprising the goodwill balance of £44,147 million (2016: £11,023 million; 2015: £9,324 million), included in intangible assets, are provided in note 9.  Due to the purchase of the remaining shares in RAI, investments in associates and joint ventures have decreased.  In 2016, the investment in RAI was £8,051 million and in 2015 it was £5,749 million. Included in investments in associates and joint ventures are amounts of £1,527 million (2016: £1,394 million; 2015: £1,136  million) attributable to the investment in ITC Ltd. Further information is provided in note 5 and note 11.

1	BAT Annual Report and Form 20-F 2017